Fair Value Measurement- Changes in fair value for assets using Level 3 inputs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in fair value for assets using Level 3 inputs
Fair value asset transfers from Level 1 to Level 2	$ 0	$ 0
Fair value asset transfers from Level 2 to Level 1	0	0
Fair value asset transfers into/out of Level 3	0	0
Assets measured at fair value on nonrecurring basis	0	0	$ 0
Impairment of properties held for sale	5,887,614	0	0
Liabilities measured at fair value on nonrecurring basis	0	0	$ 0
Fair value of non-current portion of customer deposits	1,290,349	751,909
Fair Value of the long term borrowings	68,126,316
Preferred shares
Changes in fair value for assets using Level 3 inputs
Balance as of January 1,	39,484,906
Purchased		25,719,808
Changes in gains included in other comprehensive income	25,106,794	13,765,098
Reversed the recognized unrealized gains included in other comprehensive income	(38,871,892)
Balance as of December 31		39,484,906
Unrealized gains		$ 13,765,098
Fair value asset transfers into/out of Level 3	(25,719,808)
Level 2
Changes in fair value for assets using Level 3 inputs
Impairment of properties held for sale	$ 5,887,614